UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    Form 13F

                               Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  June 30, 2012
                                                -------------

Check here if Amendment [ ]: Amendment Number:
                                                ------------------

         This Amendment (Check only one):   | | is a restatement
                                            | | adds new holdings entries


Institutional Investment Manager Filing this Report:

Name:         Saugatuck Energy LLC
Address:      354 Pequot Avenue
              Southport, CT 06890

Form 13F File Number: 028-14834
                      ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:           David D. Murphy
Title:          Principal, Managing Director
Phone:          (203) 292-2600

Signature, Place and Date of Signing:


    /s/ David D. Murphy                   Southport, CT         August 14, 2012
-------------------------------      ----------------------     ---------------
            [Signature]                   [City, State]             [Date]



Report Type (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

| | 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

| | 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                                 0
                                                          -------------------

Form 13F Information Table Entry Total:                           36
                                                          -------------------

Form 13F Information Table Value Total:                        $312,240
                                                          -------------------
                                                            (in thousands)

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.        Form 13F File Number                 Name

None

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                                                     Saugatuck Energy LLC
                                                  FORM 13F INFORMATION TABLE
                                                 Quarter Ended June 30, 2012

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                                                     VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
     NAME OF ISSUER       TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
-------------------------------------------------------------------------------------------------------------------------
BAKER HUGHES INC          COM             057224107    9,248   225,000 SH       SOLE                  225,000
BERRY PETE CO             CL A            085789105   10,312   260,000 SH       SOLE                  260,000
CARRIZO OIL & CO INC      COM             144577103    7,517   320,000 SH       SOLE                  320,000
CHEVRON CORP NEW          COM             166764100   11,078   105,000 SH       SOLE                  105,000
CNOOC LTD                 SPONSORED ADR   126132109   12,075    60,000 SH       SOLE                   60,000
COBALT INTL ENERGY INC    COM             19075F106   10,340   440,000 SH       SOLE                  440,000
COMSTOCK RES INC          COM NEW         205768203   11,412   695,000 SH       SOLE                  695,000
CONCHO RES INC            COM             20605P101    2,554    30,000 SH       SOLE                   30,000
CONTINENTAL RESOURCES INC COM             212015101    9,327   140,000 SH       SOLE                  140,000
DENBURY RES INC           COM NEW         247916208   10,501   695,000 SH       SOLE                  695,000
ENBRIDGE INC              COM             29250N105      998    25,000 SH       SOLE                   25,000
EXCO RESOURCES INC        COM             269279402    2,087   275,000 SH       SOLE                  275,000
GOODRICH PETE CORP        COM NEW         382410405    9,841   710,000 SH       SOLE                  710,000
HALLIBURTON CO            COM             406216101   10,220   360,000 SH       SOLE                  360,000
HOLLYFRONTIER CORP        COM             436106108   10,983   310,000 SH       SOLE                  310,000
ISHARES TR                DJ OIL&GAS EXP  464288851    3,478    60,000 SH       SOLE                   60,000
KEY ENERGY SVCS INC       COM             492914106    9,880 1,300,000 SH       SOLE                1,300,000
KODIAK OIL & GAS CORP     COM             50015Q100   10,673 1,300,000 SH       SOLE                1,300,000
LUFKIN INDS INC           COM             549764108    9,506   175,000 SH       SOLE                  175,000
NEWPARK RES INC           COM PAR $.01NEW 651718504    3,039   515,000 SH       SOLE                  515,000
NEXEN INC                 COM             65334H102    2,702   160,000 SH       SOLE                  160,000
OCCIDENTAL PETE CORP DEL  COM             674599105   10,721   125,000 SH       SOLE                  125,000
OIL STS INTL INC          COM             678026105   10,592   160,000 SH       SOLE                  160,000
PDC ENERGY INC            COM             69327R101    6,881   280,643 SH       SOLE                  280,643
PIONEER DRILLING CO       COM             723655106    5,181   650,000 SH       SOLE                  650,000
POWERSHARES ETF TRUST     DYN EN EX PROD  73935X658    2,541   110,000 SH       SOLE                  110,000
ROYAL DUTCH SHELL PLC     SPONS ADR A     780259206   10,789   160,000 SH       SOLE                  160,000
RPC INC                   COM             749660106   10,998   925,000 SH       SOLE                  925,000
SANDRIDGE ENERGY INC      COM             80007P307   10,704 1,600,000 SH       SOLE                1,600,000
SEADRILL LIMITED          SHS             G7945E105   11,011   310,000 SH       SOLE                  310,000
SELECT SECTOR SPDR TR     SBI INT-ENERGY  81369Y506   18,584   280,000 SH       SOLE                  280,000
SPDR SERIES TRUST         S&P OILGAS EXP  78464A730   11,340   225,000 SH       SOLE                  225,000
STONE ENERGY CORP         COM             861642106    3,801   150,000 SH       SOLE                  150,000
SUPERIOR ENERGY SVCS INC  COM             868157108   10,115   500,000 SH       SOLE                  500,000
TRANSOCEAN LTD            REG SHS         H8817H100   11,406   255,000 SH       SOLE                  255,000
ULTRA PETROLEUM CORP      COM             903914109    9,805   425,000 SH       SOLE                  425,000
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